Commitments - SPAC Commitments Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments [Abstract]
Beginning balance	$ 234,145,000	$ 0
Commitment subject to possible redemption raised	0	220,458,000	$ 0
IPO expenses - SPAC		10,325,000
Interest earned on trust account	10,109,000	3,362,000
Amortization of SPAC IPO initial cost	6,166,000
Deposits	2,100,000
Redemptions (note 5(a))	(65,164,000)
Ending balance	$ 187,356,000	$ 234,145,000	$ 0